Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.79871%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,348,756.00

Principal:
Principal Collections	$34,241,516.84
Prepayments in Full	$17,901,250.02
Liquidation Proceeds	$144,685.11
Recoveries	$3,350.80
Sub Total	$52,290,802.77
Collections	$56,639,558.77

Purchase Amounts:
Purchase Amounts Related to Principal	$78,172.03
Purchase Amounts Related to Interest	$332.08
Sub Total	$78,504.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,718,062.88

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,718,062.88
Servicing Fee	$1,270,353.42	$1,270,353.42	$0.00	$0.00	$55,447,709.46
Interest - Class A-1 Notes	$267,634.31	$267,634.31	$0.00	$0.00	$55,180,075.15
Interest - Class A-2a Notes	$1,201,717.33	$1,201,717.33	$0.00	$0.00	$53,978,357.82
Interest - Class A-2b Notes	$773,125.50	$773,125.50	$0.00	$0.00	$53,205,232.32
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$51,267,482.99
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$50,666,269.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,666,269.49
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$50,467,710.24
Second Priority Principal Payment	$9,593.70	$9,593.70	$0.00	$0.00	$50,458,116.54
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$50,320,787.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,320,787.04
Regular Principal Payment	$91,439,813.43	$50,320,787.04	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,718,062.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,593.70
Regular Principal Payment					$50,320,787.04
Total					$50,330,380.74

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,330,380.74	$165.16	$267,634.31	$0.88	$50,598,015.05	$166.04
Class A-2a Notes	$0.00	$0.00	$1,201,717.33	$3.77	$1,201,717.33	$3.77
Class A-2b Notes	$0.00	$0.00	$773,125.50	$3.87	$773,125.50	$3.87
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$50,330,380.74	$31.88	$5,117,328.72	$3.24	$55,447,709.46	$35.12

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$91,449,407.13	0.3000899	$41,119,026.39	0.1349315
Class A-2a Notes	$319,040,000.00	1.0000000	$319,040,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,365,649,407.13	0.8649153	$1,315,319,026.39	0.8330393

Pool Information
Weighted Average APR	3.298%	3.301%
Weighted Average Remaining Term	51.32	50.51
Number of Receivables Outstanding	48,859	47,954
Pool Balance	$1,524,424,106.37	$1,471,789,030.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,381,204,450.30	$1,334,069,813.43
Pool Factor	0.8734438	0.8432857

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$137,719,216.88
Targeted Overcollateralization Amount	$186,638,161.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$156,470,003.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$269,452.06
(Recoveries)		1	$3,350.80
Net Loss for Current Collection Period			$266,101.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2095%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0271%
Prior Collection Period			0.1364%
Current Collection Period			0.2132%
Four Month Average (Current and Prior Three Collection Periods)			0.0942%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		263	$482,646.59
(Cumulative Recoveries)			$3,350.80
Cumulative Net Loss for All Collection Periods			$479,295.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0275%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,835.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,822.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	228	$8,304,724.83
61-90 Days Delinquent	0.11%	43	$1,677,720.45
91-120 Days Delinquent	0.01%	6	$206,800.86
Over 120 Days Delinquent	0.01%	2	$124,343.79
Total Delinquent Receivables	0.70%	279	$10,313,589.93

Repossession Inventory:
Repossessed in the Current Collection Period		11	$500,544.53
Total Repossessed Inventory		17	$844,403.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0844%
Prior Collection Period			0.0798%
Current Collection Period			0.1064%
Three Month Average			0.0902%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1365%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	152	$5,785,793.32
2 Months Extended	152	$6,052,156.86
3+ Months Extended	14	$666,480.61

Total Receivables Extended	318	$12,504,430.79
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer